Stock Option Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Option Plan

(7)	Stock Option Plan
We maintain three equity compensation plans: the 2017 Equity Incentive Plan (the Plan), the 2016 Blackmore Sensors & Analytics, Inc. Equity Incentive Plan (the Blackmore Plan), and the OURS Technologies Inc Equity Incentive Plan (the OURS Plan). The Company assumed stock options under the Blackmore Plan in 2019 and the OURS Plan in 2021 to the extent such employees continued as employees of the Company.
2017 Equity Incentive Plan
In 2017, the Company adopted the Plan. Under the Plan, equity-based compensation in the form of restricted stock units (RSUs), restricted stock awards, incentive stock options, and nonqualified stock options may be granted to employees, officers, directors, consultants, and others. 77,502,791 shares are authorized and 9,175,894 are available to grant as of June 30, 2021.
Stock Options
Stock options under the Plan may be outstanding for periods of up to 10 years following the grant date. The exercise price of stock options for the purchase of shares of common stock under the Plan may not be less than 100% of the fair value of the Company’s common stock on the date of the grant, as determined by the board of directors. In the case of an incentive stock option granted to an employee who owns stock representing more than 10% of the voting shares, the price of each share will be at least 110% of the fair value on the date of grant. Stock options generally vest over four years starting on the vesting commencement date (with a one-year
cliff) and expire, if not exercised, 10

years from the date of grant or, if earlier, three months after the option holder ceases to be a service provider of the Company. Stock options granted to a stockholder that owns greater than 10% of the company expire, if not exercised, five years from the date of grant.
The fair value of each award granted to employees in the six months ended June 30, 2021 has been estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions: expected life of 5.93 years, risk-free interest rate of 0.59%; expected volatility of 55.00%; and no dividends during the expected life. Expected volatility is based on the Company’s review of historical volatilities of comparable public companies and an expected future volatility based upon this evidence over the expected term of the award. The expected life of the options represents the period of time options are expected to be outstanding and is estimated considering vesting terms, employees’ historical exercise, and post vesting employment termination behavior. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company records forfeitures on the date occurred.
Stock option activity under the Plan in the six months ended June 30, 2021 is as follows:

	Options outstanding
	Number of Shares	Weighted average exercise price
Balance, December 31, 2020	34,584,332	$1.90
Granted	8,973,700	7.95
Exercised	(1,332,592)	1.61
Forfeited	(1,849,170)	4.88

Balance, June 30, 2021	40,376,270	$3.12

The compensation expense recognized for options for the six months ended June 30, 2021 and June 30, 2020 was $12,458 and $7,385, respectively. The unrecognized deferred compensation expense for future years’ compensation expense was $50,981 as of June 30, 2021. Unrecognized deferred compensation will be recognized over an estimated weighted average amortization period of approximately 2.76 years.
Restricted Stock Units
The vesting of the RSUs is based on the satisfaction of 2 separate vesting requirements on or before the expiration date: (1) a time-based vesting requirement, and (2) a liquidity event. The liquidity event is the earlier of a (i) an initial public offering through a registration statement filed by the Company declared effective or the closing of a transaction with a special purpose acquisition company, or (ii) a change in control. Generally, the time-based vesting requirement is four years starting on the vesting commencement date (with a one-year
cliff). RSU activity under the Plan is as follows:

	Unvested RSUs outstanding
	Number of shares	Weighted- Average Grant Date Fair Value
Balance, December 31, 2020	—
Granted	17,935,680	$8.70
Forfeited	(1,522,588)	8.38

Balance, June 30, 2021	16,413,092	$8.47

As of June 30, 2021, no stock-based compensation has been recognized for the RSUs. The liquidity event is a performance condition where the condition was not deemed probable as of June 30, 2021. No compensation expense was recognized during the period and the unrecognized deferred compensation expense was $143,514 as of June 30, 2021. $32,805 of this amount relates to awards where the time-based vesting requirements was satisfied.
Stock-based payments awarded by a related party
Prior to the ATG acquisition, employees of ATG received grants of RSUs in the former ultimate parent company of ATG, a related party after the closing of the transaction. These awards were modified after the transaction to allow the awards to continue to vest for the first year subsequent to the closing of the acquisition as long as personnel remain employees of the Company. These awards are compensation for services provided to the Company and accounted for as stock-based compensation.
Awards representing 2,928,854 shares were modified on the acquisition date. 284,841 shares were forfeited as of June 30, 2021. The fair value of these awards is equal to the market value of the related party’s common stock on the date of modification. $64,994 in stock-based compensation expense was recognized in the six months ended June 30, 2021.
The unrecognized deferred compensation expense for future years’ compensation expense is $81,949 as of June 30, 2021. Unrecognized deferred compensation will be recognized over an estimated weighted average amortization period of approximately 0.56 years.
Stock-based Compensation Expense
Stock-based compensation is allocated on a departmental basis, based on the classification of the option holder or grant recipient. No income tax benefits have been recognized in the statement of operations for stock-based compensation arrangements and no stock-based compensation has been capitalized as of June 30, 2021.
Total stock-based compensation expense by function was as follows (in thousands):

	Six Months Ended June 30,
	2021	2020
Research and Development	$74,314	$7,469
Selling, general, and administrative	4,124	1,293

Total	$78,438	$8,763

(7)	Stock Option Plan
2017 Equity Incentive Plan
In 2017, the Company adopted the 2017 Equity Incentive Plan (the Plan). Under the Plan, restricted stock awards, incentive stock options, and nonqualified stock options for the purchase of 50,495,331 shares of common stock may be granted to employees, officers, directors, consultants, and others.
Stock options under the Plan may be outstanding for periods of up to 10 years following the grant date. The exercise price of stock options for the purchase of shares of common stock under the Plan may not be less than 100% of the fair value of the Company’s common stock on the date of the grant, as determined by the board of directors. In the case of an incentive stock option granted to an employee who owns stock representing more than 10% of the voting shares, the price of each share will be at least 110% of the fair value on the date of grant. Stock options generally vest over 4 years starting on the vesting commencement date (with a one-year
cliff) and expire, if not exercised,
10 years from the date of grant or, if earlier
, 3 months after the option holder ceases to be a service provider of the Company. Stock options granted to a stockholder that owns greater than 10% of the company expire, if not exercised, 5 years from the date of grant.
The Company allows certain option holders to exercise unvested options. Exercises of unvested options do not affect the equity classification of the Plan. Shares issued pursuant to such early exercises are subject to a right of repurchase at the original issuance price. The Company’s repurchase right with respect to those shares lapses over the vesting period. As of December 31, 2020 and 2019, the Company recorded $619 and $1,279 in early exercise liability.
The fair value of each award granted to employees in 2020 and 2019 has been estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions: expected life of 5.93 years and 6.08 years, risk-free interest rate of 0.87% and 2.02%; expected volatility of 55.00% and 55.00%; and no dividends during the expected life. Expected volatility is based on the Company’s review of historical volatilities of comparable public companies and an expected future volatility based upon this evidence over the expected term of the award. The expected life of the options represents the period of time options are expected to be outstanding and is estimated considering vesting terms, employees’ historical exercise, and post vesting employment termination behavior. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company records forfeitures on the date occurred.

Stock-based compensation is allocated on a departmental basis, based on the classification of the option holder or grant recipient. No income tax benefits have been recognized in the statement of operations for stock-based compensation arrangements and no stock-based compensation has been capitalized as of December 31, 2020 and 2019. Stock-based compensation related to options granted to employees was $16,569 and $10,764 in 2020 and 2019, respectively. The unrecognized deferred compensation expense for future years’ compensation expense related to unvested options was approximately $33,303 and $43,437, respectively, at December 31, 2020 and 2019. Unrecognized deferred compensation will be recognized over an estimated weighted average amortization period of approximately 2.51 years.
In April 2019 the Company facilitated a third-party tender offer (the (“Secondary Transaction”) to provide certain existing investors (the “Participating Investors”) with an opportunity to purchase additional shares of common stock from certain employees of the Company at an agreed upon purchase price. Eligible employees were given the option to sell 10% of their vested shares (whether such shares were held by the employees prior to the tender offer or purchased pursuant to option exercises in connection with the tender offer). A total of 3,607,380 shares were sold to the Participating Investors in the Secondary Transaction, 121,610 of which were tendered pursuant to the exercise of vested stock options. The Company recognized $17,257 in stock-based compensation in relation to the Secondary Transaction.
Stock option activity under the Plan is as follows:

		Options outstanding
	Options available	Number of shares	Weighted average exercise price
Balance, December 31, 2018	11,570,290	18,099,300	$0.49
Authorized	11,924,831	—	—
Granted	(17,354,941)	17,354,941	3.05
Exercised	—	(814,695)	0.92
Early exercise repurchase	147,917	—	0.12
Forfeited	1,983,420	(1,983,420)	2.15

Balance, December 31, 2019	8,271,517	32,656,126	$1.74

Authorized	—	—	—
Granted	(6,446,750)	6,446,750	3.11
Exercised	—	(1,528,215)	1.95
Early exercise repurchase	890,960	—	0.86
Forfeited	2,990,329	(2,990,329)	2.65

Balance, December 31, 2020	5,706,056	34,584,332	$1.90

The Company uses the fair value method to value options granted to nonemployees. There was no stock-based compensation in connection with grants of options to nonemployees in 2020 and 2019. As of December 31, 2020 and 2019, there is no future stock-based compensation for unvested non employee options granted and outstanding.
2016 Blackmore Sensors & Analytics, Inc. Equity Incentive Plan
As part of the acquisition of Blackmore, the Company assumed stock options (the Assumed Options) under Blackmore’s 2016 Equity Incentive Plan (the Blackmore Plan) to the extent such securities were held by people who continued as employees of the Company. As of the acquisition date, up to 581,730 shares of the Company’s common stock could have been issued pursuant to the exercise of Assumed Options. The Company may not grant any new awards under the Blackmore Plan. Forfeited options are not returned to the plan.

The Assumed Options may be outstanding for periods of up to 10 years following the original Blackmore grant date. The Assumed Options generally vest over 4 years from the original vesting commencement date (with a one-year
cliff) and expire, if not exercised, 10 years from the date of grant or, if earlier, 3 months after the option holder ceases to be a service provider of the Company.
The fair value of each award granted to employees was estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions: expected life of 2.39 years, risk-free interest rate of
1.54%; expected volatility of 55.00%; and no dividends during the expected life. Expected volatility was based on the Company’s review of historical volatilities of comparable public companies and an expected future volatility based upon this evidence over the expected term of the award. The expected life of the options represents the period of time options are expected to be outstanding and is estimated considering vesting terms, employees’ historical exercise, and post vesting employment termination behavior. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company records forfeitures on the date occurred.
Stock-based compensation is allocated on a departmental basis, based on the classification of the option holder or grant recipient. No income tax benefits have been recognized in the statement of operations for stock-based compensation arrangements. Stock-based compensation related to options granted to employees was $311 and $122 in 2020 and 2019, respectively. The unrecognized deferred compensation expense for future years’ compensation expense related to unvested options was approximately $327 at December 31, 2020. Unrecognized deferred compensation will be recognized over an estimated weighted average amortization period of approximately 1.14 years.

		Options outstanding
	Options available	Number of shares	Weighted average exercise price
Balance, August 26, 2019	—	581,730	$0.84
Authorized	—	—	—
Granted	—	—	—
Exercised	—	(5,189)	0.15
Forfeited	—	(37,924)	1.09

Balance, December 31, 2019	—	538,617	$0.83

Authorized	—	—
Granted	—	—
Exercised	—	(78,454)	0.60
Forfeited	—	(4,064)	1.11

Balance, December 31, 2020	—	456,099	$0.88